Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

Our executive compensation program is designed to align pay outcomes with annual and long-term business performance and shareholders’ interests. Our program design choices, including the level of pay at risk, the mix of short-term and long-term incentives, the mix of long-term incentive vehicles, the metrics selected, and the rigor of incentive goals, all work together toward this objective.

The Human Resources and Compensation Committee, along with its independent compensation consultant, Mercer, routinely assesses the relationship between our executive compensation program and the financial and total shareholder return (TSR) performance of the company as discussed in the Compensation Discussion and Analysis section of this proxy statement. The results of these analyses have influenced our pay decisions and the evolution of our compensation program to help ensure strong pay and performance alignment.

The new Pay vs. Performance disclosure, as required by the SEC, provides an additional perspective on pay and performance alignment by evaluating the link between “Compensation Actually Paid,” herein referred to as “CAP”, as defined by the SEC, and various measures of market and financial performance.

Pay Versus Performance Table

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Human Resources and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Thomas L. Williams(1) ($)	Compensation Actually Paid to Thomas L. Williams(1)(2)(3) ($)	Summary Compensation Table Total for Jennifer A. Parmentier(1) ($)	Compensation Actually Paid to Jennifer A. Parmentier(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ Millions)	EPS Growth Relative to Peer Group(5)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	18,657,423	44,288,911	16,404,346	35,395,261	7,044,646	16,016,277	223.03	164.12	2,083	78th Percentile
2022	18,448,169	14,327,292	—	—	5,842,460	5,316,820	138.26	131.12	1,316	28th Percentile(6)
2021	17,034,500	55,284,335	—	—	4,631,585	13,265,147	170.00	151.45	1,747	78th Percentile

Company Selected Measure Name			EPS Growth Relative to Peer Group
Named Executive Officers, Footnote [Text Block]
(1)	Thomas L. Williams was our PEO during the period covered by the table through December 31, 2022. Jennifer A. Parmentier was our PEO from January 1, 2023 through the end of the period covered by the table. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Industrials (Sector) Index (“S&P Industrials Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 30, 2023. The comparison assumes $100 was invested (with reinvestment of dividends) for the period starting June 30, 2020, through the end of the listed year in the Company and in the S&P Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value columns reflect the amounts attributable to any positive Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Thomas L. Williams ($)	Exclusion of Change in Pension Value for Thomas L. Williams ($)	Exclusion of Stock Awards and Option Awards for Thomas L. Williams ($)	Inclusion of Pension Service Cost for Thomas L. Williams ($)	Inclusion of Equity Values for Thomas L. Williams ($)	Compensation Actually Paid to Thomas L. Williams ($)
2023	18,657,423	(5,949,240)	(8,690,068)	1,987,286	38,283,510	44,288,911
2022	18,448,169	(3,044,860)	(10,083,515)	1,907,392	7,100,106	14,327,292
2021	17,034,500	(3,344,243)	(9,069,534)	1,990,478	48,673,134	55,284,335

Year	Summary Compensation Table Total for Jennifer A. Parmentier ($)	Exclusion of Change in Pension Value for Jennifer A. Parmentier ($)	Exclusion of Stock Awards and Option Awards for Jennifer A. Parmentier ($)	Inclusion of Pension Service Cost for Jennifer A. Parmentier ($)	Inclusion of Equity Values for Jennifer A. Parmentier ($)	Compensation Actually Paid to Jennifer A. Parmentier ($)
2023	16,404,346	—	(11,780,324)	—	30,771,239	35,395,261

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas L. Williams ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas L. Williams ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas L. Williams ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas L. Williams ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas L. Williams ($)	Total - Inclusion of Equity Values for Thomas L. Williams ($)
2023	15,356,992	15,835,188	—	7,091,330	—	38,283,510
2022	11,250,580	(5,017,567)	—	867,093	—	7,100,106
2021	18,073,024	19,834,252	—	10,765,858	—	48,673,134

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jennifer A. Parmentier ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jennifer A. Parmentier ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jennifer A. Parmentier ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jennifer A. Parmentier ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jennifer A. Parmentier ($)	Total - Inclusion of Equity Values for Jennifer A. Parmentier ($)
2023	25,166,424	4,025,045	—	1,579,770	—	30,771,239

Non-PEO NEO Average Total Compensation Amount			$ 7,044,646	$ 5,842,460	$ 4,631,585
Non-PEO NEO Average Compensation Actually Paid Amount			$ 16,016,277	5,316,820	13,265,147
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value columns reflect the amounts attributable to any positive Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	7,044,646	(516,053)	(3,569,094)	441,917	12,614,861	16,016,277
2022	5,842,460	(7,901)	(3,342,637)	263,749	2,561,149	5,316,820
2021	4,631,585	(650,832)	(2,187,866)	264,968	11,207,292	13,265,147

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non- PEO NEOs ($)
2023	7,048,322	3,708,465	27,085	1,830,989	—	12,614,861
2022	3,710,087	(1,403,787)	97,772	157,077	—	2,561,149
2021	3,752,189	4,488,682	401,189	2,565,232	—	11,207,292

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our EPS Growth Relative to Peer Group during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus EPS Growth Relative to Peer Group

Total Shareholder Return Vs Peer Group [Text Block]

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Industrials Index over the same period.

Comparison of Cumulative TSR of Parker-Hannifin Corporation and S&P Industrials Index

Tabular List [Table Text Block]

2023 Performance Measures

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

EPS Growth Relative to Peer Group
Segment Operating Income
Sales Revenue
Cash Flow Margin
Sales Revenue Growth Relative to Peer Group
Average Return on Invested Capital

Total Shareholder Return Amount			$ 22,303.00	13,826	17,000.00
Peer Group Total Shareholder Return Amount			16,412	13,112	15,145
Net Income (Loss) Attributable to Parent			$ 2,083,000,000	$ 1,316,000,000	$ 1,747,000,000
Company Selected Measure Amount			78	28	78
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			EPS Growth Relative to Peer Group
Non-GAAP Measure Description [Text Block]			We determined EPS Growth Relative to Peer Group to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. As described in the Compensation Discussion & Analysis, the LTIP Award for the three-year performance period is, in part, based on a comparison of the Company’s EPS growth relative to the Peer Group companies in the aggregate. However, in compliance with SEC guidance, the table above reflects our relative as reported earnings per share performance for each listed fiscal year as compared with the Peer Group companies disclosed in the Compensation Discussion & Analysis. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Segment Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Sales Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Cash Flow Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Sales Revenue Growth Relative to Peer Group
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Average Return on Invested Capital
Exclusionof Changein Pension Valuefor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,949,240)		$ (3,044,860)	$ (3,344,243)
Exclusionof Stock Awardsand Option Awardsfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,690,068)		(10,083,515)	(9,069,534)
Inclusionof Pension Service Costfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,987,286		1,907,392	1,990,478
Inclusionof Equity Valuesfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,283,510		7,100,106	48,673,134
Exclusionof Changein Pension Valuefor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
Exclusionof Stock Awardsand Option Awardsfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,780,324)
Inclusionof Pension Service Costfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Inclusionof Equity Valuesfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,771,239
Average Exclusionof Changein Pension Valuefor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (516,053)	(7,901)	(650,832)
Average Exclusionof Stock Awardsand Option Awardsfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,569,094)	(3,342,637)	(2,187,866)
Average Inclusionof Pension Service Costfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			441,917	263,749	264,968
Average Inclusionof Equity Valuesfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,614,861	2,561,149	11,207,292
Year End Fair Valueof Equity Awards Granted During Year That Remained Unvestedasof Last Dayof Yearfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,356,992		11,250,580	18,073,024
Changein Fair Valuefrom Last Dayof Prior Yearto Last Dayof Yearof Unvested Equity Awardsfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,835,188		(5,017,567)	19,834,252
Vesting Date Fair Valueof Equity Awards Granted During Yearthat Vested During Yearfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
Changein Fair Valuefrom Last Dayof Prior Yearto Vesting Dateof Unvested Equity Awardsthat Vested During Yearfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,091,330		867,093	10,765,858
Fair Valueat Last Dayof Prior Yearof Equity Awards Forfeited During Yearfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
Year End Fair Valueof Equity Awards Granted During Year That Remained Unvestedasof Last Dayof Yearfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,166,424
Changein Fair Valuefrom Last Dayof Prior Yearto Last Dayof Yearof Unvested Equity Awardsfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,025,045
Vesting Date Fair Valueof Equity Awards Granted During Yearthat Vested During Yearfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Changein Fair Valuefrom Last Dayof Prior Yearto Vesting Dateof Unvested Equity Awardsthat Vested During Yearfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,579,770
Fair Valueat Last Dayof Prior Yearof Equity Awards Forfeited During Yearfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Average Year End Fair Valueof Equity Awards Granted During Year That Remained Unvestedasof Last Dayof Yearfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,048,322	3,710,087	3,752,189
Average Changein Fair Valuefrom Last Dayof Prior Yearto Last Dayof Yearof Unvested Equity Awardsfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,708,465	(1,403,787)	4,488,682
Average Vesting Date Fair Valueof Equity Awards Granted During Yearthat Vested During Yearfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			27,085	97,772	401,189
Average Changein Fair Valuefrom Last Dayof Prior Yearto Vesting Dateof Unvested Equity Awardsthat Vested During Yearfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,830,989	157,077	2,565,232
Average Fair Valueat Last Dayof Prior Yearof Equity Awards Forfeited During Yearfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	0	0
Summary Compensation Table Totalfor Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		18,657,423		18,448,169	17,034,500
Compensation Actually Paidto Thomas L Williams [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount		44,288,911		14,327,292	55,284,335
Summary Compensation Table Totalfor Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	16,404,346
Compensation Actually Paidto Jennifer A Parmentier [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	35,395,261
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		18,657,423		18,448,169	17,034,500
PEO Actually Paid Compensation Amount		$ 44,288,911		$ 14,327,292	$ 55,284,335
PEO Name		Thomas L. Williams		Thomas L. Williams	Thomas L. Williams
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	16,404,346
PEO Actually Paid Compensation Amount	$ 35,395,261
PEO Name	Jennifer A. Parmentier